Consolidated Balance Sheets - JPY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents (Note 1)	¥ 721,814	¥ 630,193
Short-term investments (Note 2)	1,965	3,206
Trade receivables, net (Note 3)	650,872	641,458
Inventories (Note 4)	570,033	560,736
Prepaid expenses and other current assets (Notes 6 and 17)	287,965	264,155
Total current assets	2,232,649	2,099,748
Noncurrent receivables (Note 18)	35,444	29,297
Investments (Note 2)	48,320	73,680
Property, plant and equipment, net (Notes 5 and 6)	1,126,620	1,194,976
Intangible assets, net (Notes 7 and 8)	420,972	446,268
Goodwill (Notes 7 and 8)	936,722	936,424
Other assets (Notes 6, 11 and 12)	397,564	358,136
Total assets	5,198,291	5,138,529
Current liabilities:
Short-term loans and current portion of long-term debt (Note 9)	39,328	1,850
Trade payables (Note 10)	380,654	372,269
Accrued income taxes (Note 12)	77,501	30,514
Accrued expenses (Notes 11 and 18)	330,188	304,901
Other current liabilities (Notes 1, 5, and 17)	281,809	273,835
Total current liabilities	1,109,480	983,369
Long-term debt, excluding current installments (Notes 9 and 19)	493,238	611,289
Accrued pension and severance cost (Note 11)	365,582	407,200
Other noncurrent liabilities (Note 12)	133,816	142,049
Total liabilities	2,102,116	2,143,907
Commitments and contingent liabilities (Note 18)
Canon Inc. shareholders' equity:
Common stock Authorized 3,000,000,000 shares; issued 1,333,763,464 shares in 2017 and 2016	174,762	174,762
Additional paid-in capital	401,386	401,385
Legal reserve (Note 13)	66,879	66,558
Retained earnings (Note 13)	3,429,312	3,350,728
Accumulated other comprehensive income (loss) (Note 14)	(143,228)	(199,881)
Treasury stock, at cost; 254,007,681 shares in 2017 and 241,695,310 shares in 2016	(1,058,481)	(1,010,423)
Total Canon Inc. shareholders' equity	2,870,630	2,783,129
Noncontrolling interests	225,545	211,493
Total equity	3,096,175	2,994,622
Total liabilities and equity	¥ 5,198,291	¥ 5,138,529